Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Combined Data for Domestic and Foreign Defined Benefit Pension and Post Retirement Healthcare Plans

	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(dollar amounts in millions)	2014	2013	2014	2013	2014	2013	2014	2013
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.13%	4.99%	3.33%	4.29%	4.13%	4.99%	3.10%	4.21%
Rate of compensation increase	3.00	3.00	3.29	3.71	3.00	3.00	—	—
Change in benefit obligation (a)
Benefit obligation at beginning of period	$(3,712)	$(4,093)	$(1,021)	$(880)	$(224)	$(226)	$(7)	$(6)
Service cost	(58)	(63)	(33)	(36)	(1)	(2)	—	—
Interest cost	(180)	(170)	(43)	(38)	(11)	(9)	—	—
Employee contributions	—	—	(1)	(1)	—	—	—	—
Amendments	—	—	3	(2)	—	—	—	—
Actuarial gain (loss)	(687)	443	(169)	(66)	(8)	(5)	(1)	—
(Acquisitions) divestitures	—	—	—	1	—	—	—	—
Special termination benefits	(1)	—	—	—	—	—	—	—
Benefits paid	178	171	19	21	34	18	—	—
Foreign exchange adjustment	N/A	N/A	68	(20)	N/A	N/A	—	(1)
Benefit obligation at end of period	(4,460)	(3,712)	(1,177)	(1,021)	(210)	(224)	(8)	(7)
Change in fair value of plan assets
Fair value at beginning of period	4,721	4,278	930	782	86	78	—	—
Actual return on plan assets	383	589	88	107	7	8	—	—
Employer contributions	16	25	56	43	34	18	—	—
Employee contributions	—	—	1	1	—	—	—	—
Acquisitions (divestitures)	—	—	—	(1)	—	—	—	—
Benefit payments	(178)	(171)	(19)	(21)	(34)	(18)	—	—
Foreign exchange adjustment	N/A	N/A	(59)	19	N/A	N/A	—	—
Fair value at end of period	4,942	4,721	997	930	93	86	—	—
Funded status at end of period	$482	$1,009	$(180)	$(91)	$(117)	$(138)	$(8)	$(7)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	$1,668	$1,174	$382	$256	$146	$150	$—	$(1)
Prior service cost (credit)	(31)	(46)	1	5	(79)	(89)	—	—
Total (before tax effects)	$1,637	$1,128	$383	$261	$67	$61	$—	$(1)

(a)	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.

Net Periodic Benefit Cost (Credit)

Net periodic benefit cost (credit)	Pension Benefits						Healthcare Benefits
	Domestic			Foreign			Domestic			Foreign
(dollar amounts in millions)	2014	2013	2012	2014	2013	2012	2014	2013	2012	2014	2013	2012
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$4,430	$4,121	$3,763	$898	$790	$698	$86	$80	$78	N/A	N/A	N/A
Discount rate	4.99%	4.25%	4.75%	4.29%	4.49%	4.97%	4.99%	4.25%	4.75%	4.21%	4.50%	5.00%
Expected rate of return on plan assets	7.25	7.25	7.38	6.26	6.04	6.30	7.25	7.25	7.38	N/A	N/A	N/A
Rate of compensation increase	3.00	3.00	3.00	3.71	3.49	3.57	3.00	3.00	3.00	N/A	N/A	N/A
Components of net periodic benefit cost (credit):
Service cost	$58	$63	$59	$33	$36	$32	$1	$2	$2	$—	$—	$—
Interest cost	180	170	169	43	38	35	11	9	12	—	—	—
Expected return on assets	(315)	(292)	(272)	(58)	(46)	(45)	(6)	(6)	(6)	—	—	—
Amortization of:
Net initial obligation (asset)	—	—	—	—	—	—	—	—	3	—	—	—
Prior service cost (credit)	(15)	(16)	(16)	1	—	—	(10)	(10)	(2)	—	—	—
Net actuarial (gain) loss	125	205	167	15	15	12	11	12	9	—	—	—
Settlement (gain) loss	—	3	—	—	—	—	—	—	—	—	—	—
Special termination benefit charge	1	—	—	—	—	—	—	—	—	—	—	—
Net periodic benefit cost (credit)	$34	$133	$107	$34	$43	$34	$7	$7	$18	$—	$—	$—

Changes in Other Comprehensive Income Loss

Changes in other comprehensive (income) loss in 2014	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Net loss (gain) arising during period	$619	$139	$7	$1
Recognition of prior years’ net (loss)	(125)	(15)	(11)	—
Prior service cost (credit) arising during period	—	(3)	—	—
Recognition of prior years’ service (cost) credit	15	(1)	10	—
Foreign exchange adjustment	N/A	2	N/A	—
Total recognized in other comprehensive (income) loss (before tax effects)	$509	$122	$6	$1

Amounts Expected to be Recognized in Net Periodic Benefit Cost Income

Amounts expected to be recognized in net periodic benefit cost (income) in 2015 (before tax effects)	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Loss recognition	$111	$23	$11	$—
Prior service (credit) recognition	(31)	—	(10)	—

Defined Benefit Plan Funded Status of Plan

	Domestic		Foreign
(in millions)	2014	2013	2014	2013
Pension benefits:
Prepaid benefit cost	$708	$1,209	$—	$—
Accrued benefit cost	(226)	(200)	(180)	(91)
Total pension benefits	$482	$1,009	$(180)	$(91)
Healthcare benefits:
Accrued benefit cost	$(117)	$(138)	$(8)	$(7)
Total healthcare benefits	$(117)	$(138)	$(8)	$(7)

Plans with Obligations in Excess of Plan Assets

Plans with obligations in excess of plan assets	Domestic		Foreign
(in millions)	2014	2013	2014	2013
Projected benefit obligation	$227	$200	$392	$304
Accumulated benefit obligation	225	199	375	294
Fair value of plan assets	—	—	313	242

Benefit Payments for BNY Mellons Pension and Healthcare Plans Expected to be Paid
The following benefit payments for BNY Mellon’s pension and healthcare plans, which reflect expected future service as appropriate, are expected to be paid:

Expected benefit payments
(in millions)		Domestic	Foreign
Pension benefits:
Year	2015	$238	$13
	2016	255	15
	2017	256	16
	2018	252	19
	2019	253	18
	2020-2024	1,276	120
Total pension benefits		$2,530	$201
Healthcare benefits:
Year	2015	$14	$—
	2016	14	—
	2017	15	—
	2018	15	—
	2019	15	1
	2020-2024	68	1
Total healthcare benefits		$141	$2

Pension Investment Asset Allocation
Our pension assets were invested as follows at Dec. 31, 2014 and 2013:

Asset allocations	Domestic		Foreign
	2014	2013	2014	2013
Equities	63%	63%	56%	63%
Fixed income	31	30	36	29
Private equities	2	2	—	—
Alternative investment	3	3	2	4
Real estate	—	—	5	4
Cash	1	2	1	—
Total pension benefits	100%	100%	100%	100%

Pension Plan Investment Assets Measured at Fair Value on Recurring Basis
The following tables present the fair value of each major category of plan assets as of Dec. 31, 2014 and Dec. 31, 2013, by captions and by ASC 820 valuation hierarchy. There were no transfers between Level 1 and Level 2.

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2014
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$1,468	$—	$—	$1,468
Non-U.S. equity	132	—	—	132
Collective trust funds:
Commingled	—	342	—	342
U.S. equity	—	1,344	—	1,344
Venture capital and partnership interests	—	—	91	91
Fixed income:
U.S. Treasury securities	438	—	—	438
U.S. Government agencies	—	59	—	59
Sovereign government obligations	—	91	—	91
U.S. corporate bonds	—	724	—	724
Other	—	32	—	32
Exchange traded funds	70	—	—	70
Funds of funds	—	—	151	151
Total domestic plan assets, at fair value	$2,108	$2,592	$242	$4,942

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2014
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$432	$125	$—	$557
Sovereign/government obligation funds	75	130	—	205
Corporate debt funds	60	74	20	154
Cash and currency	13	—	—	13
Venture capital and partnership interests	—	—	68	68
Total foreign plan assets, at fair value	$580	$329	$88	$997

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2013
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$1,285	$—	$—	$1,285
Non-U.S. equity	138	—	—	138
Collective trust funds:
Commingled	—	437	—	437
U.S. equity	—	1,334	—	1,334
Venture capital and partnership interests	—	—	86	86
Fixed income:
U.S. Treasury securities	379	—	—	379
U.S. Government agencies	—	70	—	70
Sovereign government obligations	—	102	—	102
U.S. corporate bonds	—	640	—	640
Other	—	41	—	41
Exchange traded funds	66	—	—	66
Funds of funds	—	—	143	143
Total domestic plan assets, at fair value	$1,868	$2,624	$229	$4,721

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2013
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$481	$130	$—	$611
Sovereign/government obligation funds	55	130	—	185
Corporate debt funds	—	67	19	86
Cash and currency	4	—	—	4
Venture capital and partnership interests	—	—	44	44
Total foreign plan assets, at fair value	$540	$327	$63	$930

Rollforward of Plan Investment Assets Including Change in Fair Value Classified in Level 3 of Valuation Hierarchy
The table below includes a rollforward of the plan assets for the years ended Dec. 31, 2014 and 2013 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements using significant unobservable inputs—domestic plans—for the year ended Dec. 31, 2014
(in millions)	Funds of funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2013	$143	$86	$229
Total gains or (losses) included in earnings (or changes in net assets)	9	25	34
Purchases and sales:
Purchases	—	1	1
Sales	(1)	(21)	(22)
Fair value at Dec. 31, 2014	$151	$91	$242
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$7	$11	$18

Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2014
(in millions)	Corporate debt funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2013	$19	$44	$63
Transfers into Level 3	—	24	24
Total gains or (losses) included in earnings (or changes in net assets)	1	—	1
Fair value at Dec. 31, 2014	$20	$68	$88
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$1	$—	$1

Fair value measurements using significant unobservable inputs—domestic plans—for the year ended Dec. 31, 2013
(in millions)	Funds of funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2012	$130	$105	$235
Total gains or (losses) included in earnings (or changes in net assets)	13	—	13
Purchases and sales:
Purchases	—	3	3
Sales	—	(22)	(22)
Fair value at Dec. 31, 2013	$143	$86	$229
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$11	$(14)	$(3)

Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2013
(in millions)	Corporate debt funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2012	$17	$41	$58
Total gains or (losses) included in earnings (or changes in net assets)	2	3	5
Fair value at Dec. 31, 2013	$19	$44	$63
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$2	$3	$5

Pension Plan Assets Valued Using Net Asset Value

Venture capital and partnership interests and funds of funds valued using NAV—Dec. 31, 2014
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Venture capital and partnership interests (a)	$159	$11	N/A	N/A
Funds of funds (b)	151	—	Monthly	30-45 days
Total	$310	$11

Venture capital and partnership interests and funds of funds valued using NAV—Dec. 31, 2013
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Venture capital and partnership interests (a)	$130	$11	N/A	N/A
Funds of funds (b)	143	—	Monthly	30-45 days
Total	$273	$11

(a)	Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.

(b)	Funds of funds include multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.